CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity	$ 106,001	$ 98,021	$ 78,507
Note payable	0	4,926
Equipment loan obligations	359	0
Finance lease obligations	3,095	1,716
Total capital	$ 109,455	$ 104,663